NUVEEN NEBRASKA MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 8, 2016

TO THE SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2016

Effective immediately, Douglas J. White is no longer a portfolio manager for the fund. Michael S. Hamilton is named sole portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-NES-1116P